Subsequent Events (Details) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended
	Oct. 31, 2023 USD ($) shares	Jan. 31, 2023 USD ($)	Oct. 01, 2023 USD ($)	Sep. 30, 2022 USD ($)	Oct. 01, 2023 USD ($) shares	Sep. 30, 2022 USD ($)
Subsequent Event [Line Items]
Aggregate amount of purchase price	$ 11,000
Conversion shares | shares	1,376,414
Purchase of common stock | shares	656,630				2,745,879
Aggregate ordinary shares | shares	1,100,000
Impairment charges	$ 1,700		$ 0	$ 0	$ 0	$ 0
2023 Convertible Notes [Member]
Subsequent Event [Line Items]
Aggregate amount of purchase price		$ 11,000
Debt instrument accrued interest rate		5.00%
Debt instrument, convertible, conversion ratio		0.75
Solaria Common Stock [Member]
Subsequent Event [Line Items]
Aggregate amount of purchase price	$ 5,000